Document and Entity Information	Oct. 31, 2019
Cover [Abstract]
Entity Registrant Name	MACERICH CO
Entity Incorporation State Country Code	MD
Amendment Flag	false
Entity Central Index Key	0000912242
Document Type	8-K
Document Period End Date	Oct. 31, 2019
Entity File Number	1-12504
Entity Tax Identification Number	95-4448705
Entity Address, Address Line One	401 Wilshire Boulevard
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
City Area Code	(310)
Local Phone Number	394-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock of The Macerich Company, $0.01 par value per share
Trading Symbol	MAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false